Restructuring Reversals (Charges) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 1,369	$ 1,114	$ 9,990	$ 3,252
Restructuring liability	$ 1,300		$ 1,300		$ 800